Warrants – derivative (Details Narrative)	Feb. 10, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Issue price	$ 4.25
Fair value of warrant price per share	0.20
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Fair value of warrant price per share	$ 1.13